Portfolio of Investments March 31, 2026
JRI
(Unaudited)
SHARES DESCRIPTION MATURITY VALUE
LONG-TERM INVESTMENTS - 137.0% (97.7% of Total Investments)
3,453 COMMON STOCK RIGHTS - 0 .0% ( 0 .0 % of Total Investments) 3,453
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
41,103 (a) CapitaLand Ascendas REIT 4/20/26 $ 3,453
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,453
TOTAL COMMON STOCK RIGHTS
(Cost $0) 3,453
SHARES DESCRIPTION VALUE
352829075 COMMON STOCKS - 74 .5% ( 53 .2 % of Total Investments) 352829075
ENERGY - 9.4%
229,764 Enbridge, Inc 12,439,422
569,049 Energy Transfer LP 10,982,646
70,686 Gibson Energy, Inc 1,508,130
32,598 Kinder Morgan, Inc 1,093,011
122,813 MPLX LP 7,008,938
38,169 ONEOK, Inc 3,450,096
74,972 Pembina Pipeline Corp 3,355,982
84,994 Plains All American Pipeline LP 1,897,916
48,692 TC Energy Corp 3,049,069
TOTAL ENERGY 44,785,210
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 40.5%
6,867 Aedifica S.A. 556,004
104,889 AH Realty Trust, Inc 576,889
94,614 American Assets Trust, Inc 1,741,844
398,640 American Homes 4 Rent, Class A 11,130,029
223,742 Apple Hospitality REIT, Inc 2,575,270
1,579,688 Arena REIT 3,587,778
20,863 AvalonBay Communities, Inc 3,407,971
288,350 Big Yellow Group plc 3,250,558
348,462 Broadstone Net Lease, Inc 6,366,401
67,610 BXP, Inc 3,508,959
1,467,965 (b) CapitaLand Ascendas REIT 2,833,105
224,305 CapitaLand Integrated Commercial Trust 402,236
87,991 Carmila S.A. 1,709,866
410,573 Charter Hall Long Wale REIT 957,925
1,953,890 Charter Hall Retail REIT 5,171,506
331,125 Community Healthcare Trust, Inc 5,261,576
79,073 Cousins Properties, Inc 1,784,678
306,125 Crombie Real Estate Investment Trust 3,472,542
44,736 Crown Castle, Inc 3,637,484
145,835 CT Real Estate Investment Trust 1,733,959
198,270 CubeSmart 7,266,596
132,267 Dream Industrial Real Estate Investment Trust 1,176,150
46,070 EPR Properties 2,301,657
59,083 Equity Residential 3,494,759
14,516 Essential Properties Realty Trust, Inc 440,706
10,802 Federal Realty Investment Trust 1,147,280
164,482 Four Corners Property Trust, Inc 3,889,999
2,619,463 Frasers Centrepoint Trust 4,454,458
130,464 Gaming and Leisure Properties, Inc 5,788,688
67,653 Gecina S.A. 5,337,907
32,526 Getty Realty Corp 1,034,327
97,081 GO Residential Real Estate Investment Trust 953,335
165,251 Highwoods Properties, Inc 3,538,024
601 Japan Metropolitan Fund Invest 423,223
1,335 KDX Realty Investment Corp 1,358,681
20,075 Lamar Advertising Co, Class A 2,542,700
1,631 LaSalle Logiport REIT 1,530,707
1,295,425 Link REIT 6,004,051
1,559,912 LondonMetric Property plc 3,768,111

Portfolio of Investments March 31, 2026
(continued)
JRI

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
104,830 LXP Industrial Trust $ 4,849,436
14,871 Mid-America Apartment Communities, Inc 1,816,047
252,910 Millrose Properties, Inc 7,081,480
44,781 Montea NV 3,412,759
100,875 NETSTREIT Corp 1,899,476
326,236 Nexus Industrial REIT 1,728,387
2,092,298 (c) NTT DC REIT 1,923,450
71,044 OMEGA Healthcare Investors, Inc 3,113,148
51,723 Postal Realty Trust, Inc, Class A 959,979
161,107 Primaris Real Estate Investment Trust 1,997,768
30,042 Realty Income Corp 1,837,970
103,717 Rexford Industrial Realty, Inc 3,394,657
43,016 Ryman Hospitality Properties, Inc 3,969,086
346,582 Sabra Health Care REIT, Inc 6,664,772
749,507 Scentre Group 1,729,359
31,329 Simon Property Group, Inc 5,843,798
500,577 SITE Centers Corp 2,703,116
26,787 SL Green Realty Corp 989,512
2,896 Star Asia Investment Corp 1,010,483
677,956 Stockland 2,035,107
891,897 Tritax Big Box REIT plc 1,679,784
201,938 UNITE Group plc 1,223,505
1,221 United Urban Investment Corp 1,315,596
120,861 VICI Properties, Inc 3,301,923
452,110 Waypoint REIT Ltd 737,589
66,206 WP Carey, Inc 4,499,360
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 191,835,486
FINANCIAL SERVICES - 1.1%
192,139 Blackstone Mortgage Trust, Inc, Class A 3,679,462
84,955 Starwood Property Trust, Inc 1,462,925
TOTAL FINANCIAL SERVICES 5,142,387
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
354,063 Sienna Senior Living, Inc 5,510,362
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,510,362
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
4,587,991 Capitaland India Trust 3,618,229
57,991 Cibus Nordic Real Estate AB publ 870,173
2,739,845 Sirius Real Estate Ltd 3,358,102
1,160,960 Swire Properties Ltd 3,400,748
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,247,252
TELECOMMUNICATION SERVICES - 1.4%
832,427 HKT Trust & HKT Ltd 1,300,830
700,486 Infrastrutture Wireless Italiane S.p.A 5,590,087
TOTAL TELECOMMUNICATION SERVICES 6,890,917
TRANSPORTATION - 5.0%
41,482 (d) Aena SME S.A. 1,223,607
28 Athens International Airport S.A. 340
1,119,474 Atlas Arteria Ltd 3,319,924
483,778 Dalrymple Bay Infrastructure Ltd 1,697,006
156,435 Enav S.p.A 940,734
70,069 Grupo Aeroportuario del Centro Norte SAB de C.V. (ADR), ADR 8,039,016
26,973 Grupo Aeroportuario del Pacifico SAB de C.V. (ADR), ADR 6,658,825
184,209 Transurban Group 1,796,929
TOTAL TRANSPORTATION 23,676,381
UTILITIES - 13.5%
10,026 American Electric Power Co, Inc 1,314,208
47,579 Capital Power Corp 2,253,598
104,648 CK Infrastructure Holdings Ltd 839,193
150,028 Clearway Energy, Inc, Class A 5,876,597
41,331 Dominion Energy, Inc 2,555,082
715,525 Enel S.p.A 7,822,712

SHARES DESCRIPTION VALUE
UTILITIES (continued)
280,067 Engie S.A. $ 9,025,843
8,036 Entergy Corp 902,925
96,362 Evergy, Inc 7,893,975
77,510 Iberdrola S.A. 1,774,526
148,946 Italgas S.p.A 1,735,070
61,614 National Grid plc (ADR), Sponsored ADR 5,212,544
64,714 OGE Energy Corp 3,103,684
330,856 Pennon Group plc 2,318,793
23,146 Portland General Electric Co 1,221,414
20,010 Severn Trent plc 820,682
83,179 United Utilities Group plc 1,450,323
93,861 Veolia Environnement S.A. 3,574,791
34,941 WEC Energy Group, Inc 4,045,120
TOTAL UTILITIES 63,741,080
TOTAL COMMON STOCKS
(Cost $331,231,223) 352,829,075
SHARES DESCRIPTION RATE VALUE
18660852 CONVERTIBLE PREFERRED SECURITIES - 4 .0% ( 2 .8 % of Total Investments) 18660852
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
13,613 Kimco Realty Corp 7 .250% 813,377
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 813,377
UTILITIES - 3.8%
8,800 NextEra Energy, Inc 4 .635 462,352
47,400 NextEra Energy, Inc 7 .299 2,653,452
40,050 PG&E Corp 6 .000 1,721,749
90,500 PPL Corp 7 .000 4,641,745
162,805 Southern Co 7 .125 8,368,177
TOTAL UTILITIES 17,847,475
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $18,042,047) 18,660,852
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
187471906 CORPORATE BONDS - 39 .6% ( 28 .2 % of Total Investments) (e) 187471906
CAPITAL GOODS - 1.4%
$ 1,135,000 (d) Advanced Drainage Systems Inc 6 .375 06/15/30 1,144,861
225,000 (d) Advanced Drainage Systems Inc 5 .375 03/01/34 218,952
1,275,000 (d) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 1,303,097
510,000 (d) AmeriTex HoldCo Intermediate LLC 7 .625 08/15/33 526,446
510,000 (d) Herc Holdings Inc 5 .750 03/15/31 502,282
250,000 (d) Quikrete Holdings Inc 6 .750 03/01/33 253,910
385,000 (d) Terex Corp 6 .250 10/15/32 387,510
765,000 (d) United Rentals North America Inc 6 .125 03/15/34 774,629
1,275,000 (d) United Rentals North America Inc 5 .375 11/15/33 1,239,784
TOTAL CAPITAL GOODS 6,351,471
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
485,000 (d) GFL Environmental Holdings US Inc 5 .500 02/01/34 475,686
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 475,686
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
765,000 (d) Asbury Automotive Group Inc 5 .000 02/15/32 724,464
765,000 (d) Cougar JV Subsidiary LLC 8 .000 05/15/32 791,052
600,000 (d) Kohl's Corp 10 .000 06/01/30 634,453
875,000 (d) LCM Investments Holdings II LLC 4 .875 05/01/29 851,468
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,001,437
CONSUMER SERVICES - 1.4%
EUR 300,000 (f),(g) Accor SA, Reg S 7 .250 N/A 367,468
765,000 (d) Carnival Corp 5 .750 08/01/32 764,751
390,000 Choice Hotels International Inc 5 .850 08/01/34 393,325
1,005,000 (d) Churchill Downs Inc 5 .750 04/01/30 993,907
400,000 (d) Hilton Domestic Operating Co Inc 5 .875 03/15/33 402,442

Portfolio of Investments March 31, 2026
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
$ 640,000 (d) Light & Wonder International Inc 6 .250% 10/01/33 $ 627,002
190,000 (d) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 158,569
1,020,000 MGM Resorts International 6 .500 04/15/32 1,028,420
250,000 (d) Motion Bondco DAC 6 .625 11/15/27 239,304
705,000 (d) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 703,307
295,000 (d) Vail Resorts Inc 5 .625 07/15/30 292,560
845,000 (d) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 836,211
TOTAL CONSUMER SERVICES 6,807,266
ENERGY - 11.6%
1,020,000 (d) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 1,008,684
1,315,000 (d) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 1,340,846
290,000 (d) ARCHROCK SERVICES/PARTNE 6 .000 02/01/34 287,118
700,000 (d) Buckeye Partners LP 6 .875 07/01/29 720,461
510,000 Buckeye Partners LP 5 .850 11/15/43 461,602
500,000 (d) CITGO Petroleum Corp 8 .375 01/15/29 516,342
765,000 (d) CNX Midstream Partners LP 4 .750 04/15/30 727,317
355,000 (d) CQP Holdco LP / BIP-V Chinook Holdco LLC 7 .500 12/15/33 372,559
255,000 (d) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 248,687
170,000 (d) CVR Energy Inc 7 .500 02/15/31 171,269
1,530,000 (d) DBR Land Holdings LLC 6 .250 12/01/30 1,549,110
1,020,000 (d) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 1,028,432
1,516,000 (g) Enbridge Inc 6 .250 03/01/78 1,516,593
1,634,000 (g) Enbridge Inc 5 .500 07/15/77 1,619,939
1,312,000 (g) Enbridge Inc 7 .625 01/15/83 1,414,383
1,604,000 (g) Enbridge Inc 8 .500 01/15/84 1,804,624
2,167,000 (g) Enbridge Inc 6 .000 01/15/77 2,167,511
692,000 (f),(g) Energy Transfer LP 6 .500 N/A 690,611
493,000 (g) Energy Transfer LP 8 .000 05/15/54 516,365
749,000 (g) Energy Transfer LP 7 .125 10/01/54 760,735
1,002,000 (g) Energy Transfer LP 6 .750 02/15/56 996,536
2,477,000 (f),(g) Energy Transfer LP 7 .125 N/A 2,521,153
1,164,000 (g),(h) Energy Transfer LP (TSFR3M + 3.279%) 6 .943 11/01/66 1,142,964
1,625,000 (g) Enterprise Products Operating LLC 5 .250 08/16/77 1,610,511
1,520,000 (g) Enterprise Products Operating LLC 5 .375 02/15/78 1,505,302
CAD 515,000 (g) Gibson Energy Inc 5 .250 12/22/80 369,026
1,405,000 (d) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 1,451,997
510,000 (d) Harvest Midstream I LP 7 .500 05/15/32 519,830
CAD 660,000 (g) Inter Pipeline Ltd/AB 6 .625 11/19/79 496,772
765,000 (d) ITT Holdings LLC 6 .500 08/01/29 743,839
CAD 670,000 (g) Keyera Corp 6 .875 06/13/79 507,227
CAD 1,026,000 (g) Keyera Corp 5 .950 03/10/81 756,368
255,000 (d) Kodiak Gas Services LLC 5 .875 04/01/31 256,263
255,000 (d) Kodiak Gas Services LLC 6 .500 10/01/33 257,755
760,000 ONEOK Inc 5 .050 11/01/34 739,249
205,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 204,068
665,000 (f),(g),(h) Plains All American Pipeline LP (TSFR3M + 4.372%) 8 .024 N/A 663,450
350,000 (d) Rockies Express Pipeline LLC 4 .800 05/15/30 335,647
255,000 (d) Rockies Express Pipeline LLC 6 .750 03/15/33 262,494
654,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 673,339
378,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 393,568
825,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 819,357
1,661,000 (d),(f),(g) Sunoco LP 7 .875 N/A 1,695,924
1,275,000 (d) Sunoco LP 6 .250 07/01/33 1,280,555
765,000 (d) Sunoco LP 7 .250 05/01/32 791,522
510,000 (d) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 503,278
370,000 Targa Resources Corp 6 .150 03/01/29 385,485
700,000 Targa Resources Corp 6 .125 03/15/33 740,306
1,450,000 (g) TransCanada PipeLines Ltd 7 .590 05/15/67 1,291,201
1,202,000 (g) Transcanada Trust 5 .500 09/15/79 1,191,570
286,000 (g) Transcanada Trust 5 .300 03/15/77 283,494
1,130,000 (g) Transcanada Trust 5 .875 08/15/76 1,131,196

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 1,332,000 (g) Transcanada Trust 5 .600% 03/07/82 $ 1,305,890
640,000 (d) TransMontaigne Partners LLC 8 .500 06/15/30 647,002
290,000 (d) Transocean International Ltd 7 .875 10/15/32 309,865
790,000 (d) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 808,309
510,000 (d) Venture Global LNG Inc 9 .875 02/01/32 547,734
5,197,000 (d),(f),(g) Venture Global LNG Inc 9 .000 N/A 5,176,452
510,000 (d) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 531,647
255,000 (d) Venture Global Plaquemines LNG LLC 6 .750 01/15/36 270,084
TOTAL ENERGY 55,041,417
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
905,000 Agree LP 4 .800 10/01/32 896,319
595,000 American Assets Trust LP 6 .150 10/01/34 590,089
1,065,000 American Homes 4 Rent LP 5 .500 02/01/34 1,074,319
1,020,000 (d) Diversified Healthcare Trust 7 .250 10/15/30 1,028,765
745,000 Essex Portfolio LP 5 .500 04/01/34 754,347
125,000 Extra Space Storage LP 5 .700 04/01/28 127,631
125,000 Federal Realty OP LP 5 .375 05/01/28 126,904
700,000 (d) FIBRA Prologis 5 .625 01/14/38 665,868
490,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 516,081
580,000 Highwoods Realty LP 5 .350 01/15/33 566,310
1,670,000 (d) Iron Mountain Inc 6 .250 01/15/33 1,664,660
780,000 Kite Realty Group LP 5 .500 03/01/34 786,912
580,000 Mid-America Apartments LP 5 .300 02/15/32 596,240
750,000 (d) Millrose Properties Inc 6 .375 08/01/30 749,767
510,000 (d) Millrose Properties Inc 6 .250 09/15/32 500,620
1,360,000 (d) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 1,378,784
1,095,000 Piedmont Operating Partnership LP 9 .250 07/20/28 1,195,710
1,230,000 (d) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 1,252,283
415,000 (d) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 422,584
310,000 (d) RHP Hotel Properties LP / RHP Finance Corp 5 .750 03/15/34 305,925
380,000 (d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 369,071
845,000 Ventas Realty LP 5 .000 01/15/35 829,141
1,625,000 Vornado Realty LP 5 .750 02/01/33 1,593,520
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 17,991,850
FINANCIAL SERVICES - 1.2%
200,000 (d) Azorra Finance Ltd 7 .750 04/15/30 205,994
255,000 (d) Azorra Finance Ltd 7 .250 01/15/31 257,471
665,000 (d) Azorra Finance Ltd 6 .250 02/15/34 617,181
524,000 (g) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 542,226
706,000 (g) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 702,632
1,375,000 (d) Hunt Cos Inc 5 .250 04/15/29 1,289,910
580,000 (g) National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 600,254
1,475,000 (d) Starwood Property Trust Inc 6 .000 04/15/30 1,472,139
TOTAL FINANCIAL SERVICES 5,687,807
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
500,000 (d) CHS/Community Health Systems Inc 5 .250 05/15/30 471,241
555,000 (d) Global Medical Response Inc 7 .375 10/01/32 576,334
625,000 (d) Prime Healthcare Services Inc 9 .375 09/01/29 648,125
435,000 (d) Tenet Healthcare Corp 6 .000 11/15/33 440,153
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,135,853
MATERIALS - 0.1%
385,000 (d) Mineral Resources Ltd 7 .000 04/01/31 393,439
TOTAL MATERIALS 393,439
MEDIA & ENTERTAINMENT - 0.3%
640,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 547,516
700,000 (d) Directv Financing LLC 8 .875 02/01/30 698,443
316,000 (d) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 315,667
TOTAL MEDIA & ENTERTAINMENT 1,561,626

Portfolio of Investments March 31, 2026
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
$ 900,000 Kennedy-Wilson Inc 5 .000% 03/01/31 $ 897,880
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 897,880
TELECOMMUNICATION SERVICES - 2.1%
753,072 (d) Altice France SA 6 .500 04/15/32 713,524
240,000 (d) APLD ComputeCo 2 LLC 6 .750 03/15/31 238,253
140,000 (d) Black Pearl Compute LLC 6 .125 02/15/31 142,491
330,000 (d) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 335,686
865,000 (d) Iliad Holding SAS 8 .500 04/15/31 905,061
645,000 (d) Iliad Holding SAS 7 .000 04/15/32 645,773
510,000 (d) Level 3 Financing Inc 6 .875 06/30/33 519,344
510,000 (d) Level 3 Financing Inc 7 .000 03/31/34 522,029
750,000 (d) Level 3 Financing Inc 8 .500 01/15/36 782,559
275,000 (d) Lumen Technologies Inc 4 .500 01/15/29 258,057
865,000 (d) Sable International Finance Ltd 7 .125 10/15/32 854,424
150,000 (d) SV RNO Property Owner 1 LLC 5 .875 03/01/31 148,274
205,000 (d) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 208,789
410,000 (d) Windstream Services LLC 7 .500 10/15/33 426,257
705,000 (d) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 736,836
1,383,113 (d) Zayo Group Holdings Inc 9 .250 03/09/30 1,375,008
217,514 (d) Zayo Group Holdings Inc 13 .750 09/09/30 203,154
818,000 (d) Zegona Finance PLC 8 .625 07/15/29 856,894
TOTAL TELECOMMUNICATION SERVICES 9,872,413
TRANSPORTATION - 0.4%
765,000 (d) Stonepeak Nile Parent LLC 7 .250 03/15/32 795,674
550,000 (d) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 537,321
665,000 (d) XPO Inc 7 .125 06/01/31 685,006
TOTAL TRANSPORTATION 2,018,001
UTILITIES - 15.9%
630,000 AEP Transmission Co LLC 5 .150 04/01/34 633,820
950,000 (d),(g) AES Andes SA 8 .150 06/10/55 997,211
1,848,000 (g) AES Corp/The 7 .600 01/15/55 1,833,065
776,000 (g) AES Corp/The 6 .950 07/15/55 723,992
1,565,000 (g) Alliant Energy Corp 5 .750 04/01/56 1,521,580
770,000 (d) Alpha Generation LLC 6 .250 01/15/34 756,405
CAD 625,000 (g) AltaGas Ltd 8 .900 11/10/83 493,351
1,770,000 (d),(g) AltaGas Ltd 7 .200 10/15/54 1,794,739
CAD 1,210,000 (g) AltaGas Ltd 7 .350 08/17/82 903,007
1,415,000 (d) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 1,382,560
CAD 675,000 (g) Capital Power Corp 7 .950 09/09/82 541,975
1,350,000 (d) Clearway Energy Operating LLC 3 .750 01/15/32 1,230,610
2,444,000 (g) CMS Energy Corp 6 .500 06/01/55 2,488,077
650,000 (d) ContourGlobal Power Holdings SA 6 .750 02/28/30 657,306
1,636,000 (g) Dominion Energy Inc 7 .000 06/01/54 1,730,381
4,435,000 (g) Dominion Energy Inc 6 .625 05/15/55 4,502,891
1,031,000 (g) Dominion Energy Inc 6 .200 02/15/56 1,021,932
2,455,000 (g) Duke Energy Corp 6 .450 09/01/54 2,535,136
383,000 (g) Edison International 8 .125 06/15/53 389,935
261,000 (g) Edison International 7 .875 06/15/54 267,366
GBP 800,000 (f),(g) Electricite de France SA, Reg S 5 .875 N/A 1,035,077
1,013,000 (d),(f),(g) Electricite de France SA 9 .125 N/A 1,173,065
760,000 (g) Emera Inc 6 .750 06/15/76 761,087
1,301,000 (g) Emera US Finance LLC 6 .850 10/01/56 1,302,573
1,638,000 (g) Entergy Corp 7 .125 12/01/54 1,678,422
733,000 (g) EUSHI Finance Inc 7 .625 12/15/54 756,581
1,600,000 (g) Evergy Inc 6 .650 06/01/55 1,610,790
1,765,000 (g) Eversource Energy 6 .350 08/15/56 1,741,095
2,559,000 (g) Exelon Corp 6 .500 03/15/55 2,609,060
1,125,000 (d) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,075,497
485,000 Idaho Power Co 4 .850 03/01/36 474,714
2,057,000 (g) NextEra Energy Capital Holdings Inc 6 .375 08/15/55 2,095,573

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 965,000 (g) NextEra Energy Capital Holdings Inc 5 .650% 05/01/79 $ 963,479
581,000 (g) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 601,064
2,504,000 (g) NiSource Inc 6 .950 11/30/54 2,574,861
2,040,000 (d) NRG Energy Inc 5 .750 01/15/34 2,012,306
290,000 OGE Energy Corp 5 .450 05/15/29 297,112
1,025,000 (d) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 1,000,866
1,549,000 (g) PG&E Corp 7 .375 03/15/55 1,558,936
741,000 (g) PPL Capital Funding Inc 6 .627 03/30/67 731,023
696,000 (d),(g) Puget Energy Inc 7 .250 09/15/56 693,063
1,376,000 (g) Sempra 6 .875 10/01/54 1,390,815
1,330,000 (g) Sempra 6 .375 04/01/56 1,335,989
1,610,000 (g) Sempra 6 .550 04/01/55 1,602,806
2,459,000 (g) Sempra 6 .400 10/01/54 2,451,314
1,466,000 (g) Sierra Pacific Power Co 6 .375 09/15/56 1,454,020
1,745,000 (g) Southern Co/The 6 .375 03/15/55 1,794,811
980,000 (g) Spire Inc 6 .450 06/01/56 977,449
275,000 (d) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 262,878
765,000 (d) Talen Energy Supply LLC 6 .500 02/01/36 770,302
875,000 (d) Talen Energy Supply LLC 6 .250 02/01/34 865,251
1,690,000 (d) TerraForm Power Operating LLC 4 .750 01/15/30 1,618,647
3,111,000 (d),(f),(g) Vistra Corp 8 .875 N/A 3,353,708
473,000 (d),(f),(g) Vistra Corp 8 .000 N/A 478,014
333,000 (d),(f),(g) Vistra Corp 7 .000 N/A 333,427
460,000 (d) Vistra Operations Co LLC 5 .350 01/31/36 449,969
685,000 (d) VoltaGrid LLC 7 .375 11/01/30 707,474
1,212,000 (g) WEC Energy Group Inc 5 .625 05/15/56 1,187,554
1,020,000 (d) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 1,049,749
TOTAL UTILITIES 75,235,760
TOTAL CORPORATE BONDS
(Cost $186,034,169) 187,471,906
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5% (0.4% of Total Investments) –
916,984 Foresight Environmental Infrastructure Ltd 825,330
436,623 Greencoat UK Wind plc 560,577
694,723 Sdcl Efficiency Income Trust plc 381,607
557,038 Sequoia Economic Infrastructure Income Fund Ltd 565,997
16,638 (a) Starwood European Real Estate Finance Ltd 20,150
TOTAL INVESTMENT COMPANIES
(Cost $3,190,213) 2,353,661
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 3.4% (2.4% of Total Investments) –
500,000 (d),(h) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .173 06/15/35 499,580
100,000 (h) BANK 2017-BNK6, Series 2017 BNK6 3 .964 07/15/60 95,782
150,000 (d),(h) BLP Commercial Mortgage Trust, Series 2025 IND2, (TSFR1M
+ 2.050%)
5 .723 12/15/42 150,314
750,000 (d),(h) BMP 2024-MF23, Series 2024 MF23, (TSFR1M + 2.390%) 7 .194 06/15/41 751,279
432,692 (d),(h) BX 2024-PALM, Series 2024 PALM, (TSFR1M + 1.791%) 5 .464 06/15/37 432,729
490,000 (d),(h) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6 .607 10/15/36 489,997
787,133 (d),(h) BX Commercial Mortgage Trust 2022-AHP, Series 2022 AHP,
(TSFR1M + 2.090%)
5 .763 01/17/39 787,583
750,000 (b),(d),(h) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5 .850 04/15/43 750,938
450,000 (d),(h) BX Trust, Series 2026 CART, (TSFR1M + 1.900%) 5 .573 02/15/36 446,660
556,786 (d),(h) BX Trust 2021-SDMF, Series 2021 SDMF, (LIBOR 1 M + 1.701%) 2 .911 09/15/34 556,213
250,000 (d),(h) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4 .845 01/15/39 250,167
263,444 (d),(h) BX Trust 2024-FNX, Series 2024 FNX, (TSFR1M + 2.291%) 6 .603 11/15/41 263,766
389,130 (d),(h) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 5 .673 06/15/40 389,613

Portfolio of Investments March 31, 2026
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 425,000 (d),(h) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 1.700%) 5 .373% 10/15/42 $ 424,495
750,000 (h) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5 .750 03/15/39 746,784
500,000 (b),(d),(h) BX Trust 2026-RISE, Series 2026 RISE, (TSFR1M + 2.000%) 5 .670 04/15/41 500,625
500,000 (d),(h) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7 .062 08/15/34 500,396
500,000 (d),(h) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6 .173 07/15/40 498,725
500,000 (d),(h) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6 .508 07/13/42 505,099
500,000 (d),(h) IP 2025-IP Mortgage Trust, Series 2025 IP 5 .831 06/10/42 506,456
284,077 (d),(h) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6 .314 10/15/41 284,482
500,000 (d),(h) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6 .323 09/15/40 498,106
500,000 (d),(h) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5 .373 07/15/42 498,365
150,000 (d),(h) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.394%)
3 .673 03/15/39 149,898
310,000 (d),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6 .502 07/15/36 260,116
525,000 (d),(h) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8 .002 07/15/36 378,176
500,000 (d),(h) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6 .512 08/15/29 501,485
500,000 (d),(h) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5 .800 03/15/43 496,260
500,000 (d),(h) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5 .423 08/15/42 500,691
750,000 (d),(h) SCG Trust 2025-SNIP, Series 2025 SNIP, (TSFR1M + 2.600%) 6 .273 09/15/42 752,766
400,000 (b),(d),(h) SLG Office Trust 2026-OMA, Series 2026 OMA 5 .793 04/15/41 401,618
525,000 (d),(h) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
5 .914 11/15/41 526,104
500,000 (d),(h) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
5 .964 07/15/37 499,075
300,000 (d),(h) Wells Fargo Commercial Mortgage Trust 2025-AURA, Series
2025 AURA, (TSFR1M + 2.292%)
5 .965 10/15/42 300,576
390,000 (d),(h) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 390,673
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $16,180,904) 15,985,592
SHARES DESCRIPTION RATE VALUE
59623583 PREFERRED STOCK - 12 .6% ( 9 .0 % of Total Investments) 59623583
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.4%
160,840 Agree Realty Corp 4 .250 2,702,112
75,955 AH Realty Trust, Inc 6 .750 1,652,781
57,400 Alpine Income Property Trust, Inc 0 .000 1,430,982
63,505 American Homes 4 Rent 6 .250 1,501,893
95,452 American Homes 4 Rent 5 .875 2,130,489
87,532 Digital Realty Trust, Inc 5 .200 1,698,121
76,288 Digital Realty Trust, Inc 5 .850 1,679,099
83,419 Digital Realty Trust, Inc 5 .250 1,690,069
79,887 Federal Realty Investment Trust 5 .000 1,541,020
67,447 Kimco Realty Corp 5 .125 1,306,448
89,868 Kimco Realty Corp 5 .250 1,797,360
7,927 LXP Industrial Trust 6 .500 364,642
2,301 Mid-America Apartment Communities, Inc 8 .500 123,265
81,058 National Storage Affiliates Trust 6 .000 1,837,585
64,300 Pebblebrook Hotel Trust 6 .300 1,240,990
44,067 Pebblebrook Hotel Trust 6 .375 854,900
52,870 Pebblebrook Hotel Trust 5 .700 919,409
11,879 Public Storage 4 .700 212,159
13,419 Public Storage 5 .050 259,389
37,143 Public Storage 4 .875 691,231
36,275 Public Storage 4 .750 658,754
28,618 Public Storage 4 .000 435,852
34,150 Public Storage 4 .125 534,447
31,013 Public Storage 4 .625 543,348

SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
28,620 Public Storage 4 .000% $ 435,883
22,989 Public Storage 4 .100 362,996
71,303 Regency Centers Corp 5 .875 1,569,379
83,202 Regency Centers Corp 6 .250 1,859,565
38,566 Rexford Industrial Realty, Inc 5 .875 833,604
96,403 Rexford Industrial Realty, Inc 5 .625 1,976,261
10,819 RLJ Lodging Trust 1 .950 260,738
38,616 Summit Hotel Properties, Inc 6 .250 669,988
20,301 Summit Hotel Properties, Inc 5 .875 351,004
40,669 Sunstone Hotel Investors, Inc 6 .125 784,505
52,241 Sunstone Hotel Investors, Inc 5 .700 977,951
15,499 UMH Properties, Inc 6 .375 321,759
88,791 Vornado Realty Trust 5 .250 1,437,526
138,432 Vornado Realty Trust 4 .450 1,974,040
90,455 Vornado Realty Trust 5 .250 1,469,894
91,488 Vornado Realty Trust 5 .400 1,482,106
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 44,573,544
FINANCIAL SERVICES - 0.1%
23,251 Brookfield Finance, Inc 4 .625 352,253
TOTAL FINANCIAL SERVICES 352,253
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
25,270 Brookfield Property Partners LP 6 .500 415,944
10,309 Brookfield Property Partners LP 6 .375 153,192
31,178 Brookfield Property Partners LP 5 .750 413,732
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 982,868
UTILITIES - 2.9%
25,854 BIP Bermuda Holdings I Ltd 5 .125 409,786
38,627 Brookfield BRP Holdings Canada, Inc 4 .625 560,478
13,470 Brookfield Infrastructure Finance ULC 5 .000 203,397
65,751 Brookfield Infrastructure Partners LP 5 .125 1,061,878
18,594 Brookfield Infrastructure Partners LP 5 .000 295,273
70,034 Brookfield Renewable Partners LP 5 .250 1,212,989
18,823 CMS Energy Corp 5 .875 415,988
18,332 CMS Energy Corp 5 .875 401,471
11,638 CMS Energy Corp 5 .625 248,122
17,038 DTE Energy Co 5 .250 350,131
16,333 DTE Energy Co 4 .375 266,718
51,762 DTE Energy Co 6 .250 1,231,418
16,486 DTE Energy Co 4 .375 271,195
33,479 Duke Energy Corp 5 .625 777,717
42,195 Duke Energy Corp 5 .750 1,025,339
28,928 Georgia Power Co 5 .000 615,009
20,288 SCE Trust VII 7 .500 496,650
19,000 SCE Trust VIII 6 .950 449,920
12,974 Southern Co 4 .200 219,909
15,006 Southern Co 5 .250 311,525
15,426 Southern Co 4 .950 297,722
36,525 Southern Co 6 .500 909,107
68,200 Xcel Energy, Inc 6 .250 1,683,176
TOTAL UTILITIES 13,714,918
TOTAL PREFERRED STOCK
(Cost $69,459,466) 59,623,583
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
11516825 VARIABLE RATE SENIOR LOAN INTERESTS - 2 .4% ( 1 .7 % of Total Investments) 11516825
AUTOMOBILES & COMPONENTS - 0.2%
$ 706,724 (h) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/28/32 705,841
TOTAL AUTOMOBILES & COMPONENTS 705,841

Portfolio of Investments March 31, 2026
(continued)
JRI

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 0.1%
$ 688,000 (h),(i) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6 .100% 02/28/33 $ 685,313
TOTAL CAPITAL GOODS 685,313
COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
275,000 (b),(h) Arcwood Environmental Inc, (TBD) TBD TBD 275,687
565,000 (h) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.250%) 6 .918 09/10/32 567,472
1,031,778 (h) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .532 03/27/28 1,033,796
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,876,955
CONSUMER SERVICES - 0.2%
947,051 (h) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 02/06/30 922,191
TOTAL CONSUMER SERVICES 922,191
MEDIA & ENTERTAINMENT - 0.6%
1,481,250 (h) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
5 .911 12/15/31 1,482,828
1,000,000 (h) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .099 02/17/32 995,210
223,864 (h) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .929 12/11/28 208,223
TOTAL MEDIA & ENTERTAINMENT 2,686,261
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
639,459 (h) Hill Top Energy Center LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 06/28/32 641,460
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 641,460
TELECOMMUNICATION SERVICES - 0.1%
225,000 (h) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .926 04/03/31 210,010
250,000 (h) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .684 12/07/26 200,446
TOTAL TELECOMMUNICATION SERVICES 410,456
TRANSPORTATION - 0.4%
604,078 (h) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .450 04/10/31 601,876
1,492,500 (h) NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 2.500%) 6 .169 03/08/32 1,495,672
TOTAL TRANSPORTATION 2,097,548
UTILITIES - 0.3%
495,000 (h) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .200 02/19/32 491,597
996,607 (h) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5 .418 12/20/30 999,203
TOTAL UTILITIES 1,490,800
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $11,556,726) 11,516,825
TOTAL LONG-TERM INVESTMENTS
(Cost $635,694,748) 648,444,947
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.2%(2.3% of Total Investments)
15241658 REPURCHASE AGREEMENTS - 3 .2% ( 2 .3 % of Total Investments) 15241658
391,658 (j) Fixed Income Clearing Corporation 1 .060 04/01/26 391,658
14,850,000 (k) Fixed Income Clearing Corporation 3 .600 04/01/26 14,850,000
TOTAL REPURCHASE AGREEMENTS
(Cost $15,241,658) 15,241,658
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,241,658) 15,241,658
TOTAL INVESTMENTS - 140 .2%
(Cost $ 650,936,406 ) 663,686,605
BORROWINGS - (39.6)% (l),(m) (187,445,000)
OTHER ASSETS & LIABILITIES, NET -  (0.6)% (2,699,521)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 473,542,084

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) When-issued or delayed delivery security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $106,399,703 or 16.0% of Total Investments.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
14.5% of Total Investments.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Portion of investment purchased on a delayed delivery basis.
(j) Agreement with Fixed Income Clearing Corporation, 1.060% dated 3/31/26 to be repurchased at $391,670 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 3.375% and maturity date 11/30/27, valued at $399,590.
(k) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $14,851,485 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $15,147,166.
(l) Borrowings as a percentage of Total Investments is 28.2%.
(m) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $339,809,858 have been pledged as collateral for borrowings.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (50) 6/26 $ (5,800,679) $ (5,675,781) $ 124,898

Portfolio of Investments March 31, 2026
(continued)
JRI

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 3,453 $ 3,453
Common Stocks 247,707,360 105,121,715 – 352,829,075
Convertible Preferred Securities 18,660,852 – – 18,660,852
Corporate Bonds – 187,471,906 – 187,471,906
Investment Companies 1,767,514 565,997 20,150 2,353,661
Mortgage-Backed Securities – 15,985,592 – 15,985,592
Preferred Stock 59,623,583 – – 59,623,583
Variable Rate Senior Loan Interests – 11,516,825 – 11,516,825
Short-Term Investments:
Repurchase Agreements – 15,241,658 – 15,241,658
Investments in Derivatives:
Futures Contracts* 124,898 – – 124,898
Total $ 327,884,207 $ 335,903,693 $ 23,603 $ 663,811,503
* Represents net unrealized appreciation (depreciation).